Pension and other post-retirement benefits (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr (184)	SFr 707	SFr (327)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	(73)	4	(5)
Bank | Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	(170)	12	(55)
Bank | Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
OCI, before Reclassifications, Net of Tax, Attributable to Parent	SFr (4)	SFr 4	SFr (4)